Valuation And Qualifying Accounts (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011 Allowance For Doubtful Accounts [Member]	Dec. 31, 2010 Allowance For Doubtful Accounts [Member]	Dec. 31, 2009 Allowance For Doubtful Accounts [Member]	Dec. 31, 2010 Deferred Tax Asset Valuation Allowance [Member]		Dec. 31, 2009 Deferred Tax Asset Valuation Allowance [Member]		Dec. 31, 2011 Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period			$ 4,693,000	$ 3,971,000	$ 3,109,000	$ 1,835,161,000		$ 2,307,281,000		$ 109,181,000
Charged to Costs and Expenses			658,000	1,094,000	1,623,000
Recoveries				2,000	12,000
Other additions								109,156,000	[1]
Write offs			1,494,000	374,000	773,000
Other deductions						1,725,980,000	[2]	581,276,000	[3]
Balance at End of Period			3,857,000	4,693,000	3,971,000	109,181,000		1,835,161,000		109,181,000
Decrease in valuation allowance	$ 1,157,111,000	$ 1,157,111,000

[1]	Represents the tax effect of losses during 2009, which were reserved for in the deferred tax asset valuation allowance.
[2]	During 2010, the Company's revised projections of future taxable income enabled it to conclude that it was more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense.
[3]	Primarily represents the tax effect of the change in unrealized gains (losses) on investments.